CONSOLIDATED CONDENSED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income.	Treasury Stock
Balance at Sep. 30, 2011	$ 3,270,047	$ 10,724	$ 210,909	$ 2,954,210	$ 98,908	$ (4,704)
Balance (in shares) at Sep. 30, 2011		107,243,000
Balance (in shares) at Sep. 30, 2011						157,000
Increase (Decrease) in Shareholders' Equity
Net income	581,045			581,045
Other comprehensive loss	67,899				67,899
Dividends declared ($1.375 per share)	(29,960)			(29,960)
Exercise of stock options, net of tax withholding	2,673	$ 32	5,398			$ (2,757)
Exercise of stock options, net of tax withholding (in shares)		315,000				47,000
Tax benefit of stock-based awards	4,340		4,340
Stock issued for vested restricted stock, net of shares withheld for employee taxes	(1,514)	$ 4	(2,485)			$ 967
Stock issued for vested restricted stock, net of shares withheld for employee taxes (in shares)		41,000				(51,000)
Repurchase of common stock	$ (77,610)					$ (77,610)
Repurchase of common stock (in shares)	1,747,819					1,748,000
Stock-based compensation	$ 18,078		18,078
Balance at Sep. 30, 2012	3,834,998	$ 10,760	236,240	3,505,295	166,807	$ (84,104)
Balance (in shares) at Sep. 30, 2012		107,599,000
Balance (in shares) at Sep. 30, 2012						1,901,000
Increase (Decrease) in Shareholders' Equity
Net income	736,639			736,639
Other comprehensive loss	(34,277)				(34,277)
Dividends declared ($1.375 per share)	(139,271)			(139,271)
Exercise of stock options, net of tax withholding	13,317	$ 106	21,746			$ (8,535)
Exercise of stock options, net of tax withholding (in shares)		1,057,000				162,000
Tax benefit of stock-based awards	10,727		10,727
Stock issued for vested restricted stock, net of shares withheld for employee taxes	$ (1,677)	$ 8	(3,226)			$ 1,541
Stock issued for vested restricted stock, net of shares withheld for employee taxes (in shares)		83,000				(41,000)
Repurchase of common stock (in shares)	0
Stock-based compensation	$ 23,271		23,271
Balance at Sep. 30, 2013	$ 4,443,727	$ 10,874	288,758	4,102,663	132,530	$ (91,098)
Balance (in shares) at Sep. 30, 2013	108,738,577	108,739,000
Balance (in shares) at Sep. 30, 2013	2,021,607					2,022,000
Increase (Decrease) in Shareholders' Equity
Net income	$ 708,719			708,719
Other comprehensive loss	(49,404)				(49,404)
Dividends declared ($1.375 per share)	(285,585)			(285,585)
Exercise of stock options, net of tax withholding	23,250	$ 161	41,911			$ (18,822)
Exercise of stock options, net of tax withholding (in shares)		1,613,000				216,000
Tax benefit of stock-based awards	26,616		26,616
Stock issued for vested restricted stock, net of shares withheld for employee taxes	$ (3,049)	$ 16	(16)			$ (3,049)
Stock issued for vested restricted stock, net of shares withheld for employee taxes (in shares)		157,000				38,000
Repurchase of common stock (in shares)	0
Stock-based compensation	$ 26,703		26,703
Balance at Sep. 30, 2014	$ 4,890,977	$ 11,051	383,972	4,525,797	83,126	$ (112,969)
Balance (in shares) at Sep. 30, 2014	110,508,605	110,509,000
Balance (in shares) at Sep. 30, 2014	2,276,321					2,276,000
Increase (Decrease) in Shareholders' Equity
Net income	$ 352,579			352,579
Other comprehensive loss	(43,054)				(43,054)
Dividends declared ($1.375 per share)	(148,986)			(148,986)
Exercise of stock options, net of tax withholding	(1,078)	$ 13	2,651			$ (3,742)
Exercise of stock options, net of tax withholding (in shares)		123,000				47,000
Tax benefit of stock-based awards	2,761		2,761
Stock issued for vested restricted stock, net of shares withheld for employee taxes	(4,248)	$ 21	(21)			$ (4,248)
Stock issued for vested restricted stock, net of shares withheld for employee taxes (in shares)		214,000				59,000
Repurchase of common stock	$ (59,654)					$ (59,654)
Repurchase of common stock (in shares)	810,097					810,000
Stock-based compensation	$ 13,079		13,079
Balance at Mar. 31, 2015	$ 5,002,376	$ 11,085	$ 402,442	$ 4,729,390	$ 40,072	$ (180,613)
Balance (in shares) at Mar. 31, 2015	110,846,112	110,846,000
Balance (in shares) at Mar. 31, 2015						3,192,000